Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2023	2022
Non-current
Trade payables	514	4,175
Payable from acquisition of subsidiary (Note 21)	—	12,646
Other payables	494	389
	1,008	17,210
Current
Trade payables	140,949	193,127
Advances from customers	16,351	35,749
Taxes payable	9,482	8,868
Dividends to be paid	1,024	—
Payable from acquisition of subsidiary (Note 21)	13,404	3,575
Other payables	9,520	1,078
	190,730	242,397
Total trade and other payables	191,738	259,607